Accrued Expenses and Other Long-term Liabilities (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Long-Term Liabilities [Abstract]
Wage and other employee-related liabilities, current		$ 22	$ 19
Environmental liabilities, current		2	2
Self-insurance accruals, current		6	6
Asset retirement obligations, current		2	2
Other, current		8	12
Accrued expenses and other long-term liabilities, current	44	40	41
Wage and other employee-related liabilities, noncurrent		0	0
Environmental liabilities, noncurrent		3	2
Self-insurance accruals, noncurrent		11	12
Asset retirement obligations, noncurrent		77	74
Other, noncurrent		16	13
Accrued expenses and other long-term liabilities, noncurrent	$ 112	$ 107	$ 101